Loans - Purchased Credit-Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contractual principal
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	$ 6,001	$ 8,016	$ 8,709
Advances and increases in cash flows expected to be collected	25	36	166
Reductions resulting from repayments	(1,495)	(1,581)	(464)
Reductions resulting from changes in allowances for credit losses	0	0	0
Reductions resulting from charge-offs		(470)	(395)
Balance at end of year	4,531	6,001	8,016
Non-accretable difference
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	(1,239)	(1,617)	(2,248)
Advances and increases in cash flows expected to be collected	42	48	408
Reductions resulting from repayments	191	307	0
Reductions resulting from changes in allowances for credit losses	105	(99)	(172)
Reductions resulting from charge-offs		122	395
Balance at end of year	(901)	(1,239)	(1,617)
Accretable difference
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	(711)	(811)	(631)
Advances and increases in cash flows expected to be collected	(42)	(48)	(396)
Reductions resulting from repayments	92	148	216
Reductions resulting from changes in allowances for credit losses	0	0	0
Reductions resulting from charge-offs		0	0
Balance at end of year	(661)	(711)	(811)
Carrying amount
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	4,051	5,588	5,830
Advances and increases in cash flows expected to be collected	25	36	178
Reductions resulting from repayments	(1,212)	(1,126)	(248)
Reductions resulting from changes in allowances for credit losses	105	(99)	(172)
Reductions resulting from charge-offs		(348)	0
Balance at end of year	$ 2,969	$ 4,051	$ 5,588